Business segment information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Interest income		$ 212,730	[1]	$ 205,303	[1]	$ 192,437	[1]
Interest expense		71,599	[1]	82,211	[1]	87,460	[1]
Net interest income		141,131	[1]	123,092	[1]	104,977	[1]
Net other income		27,551	[1],[2]	10,461	[1],[2]	26,828	[1],[2]
Operating expenses		(53,702)	[1]	(54,306)	[1]	(55,814)	[1]
Net operating income		114,980	[1],[3]	79,247	[1],[3]	75,991	[1],[3]
Reversal of provision (provision) for loan and off-balance sheet credit losses		(8,522)	[1]	1,217	[1]	12,389	[1]
Recoveries, net of impairment of assets		7	[1]	108	[1]	0	[1]
Net income - business segment		106,465	[1]	80,572	[1]	88,380	[1]
Net income (loss) attributable to the redeemable noncontrolling interest		(475)	[1]	(4,185)	[1]	293	[1]
Net income attributable to Bladex stockholders - business segment		106,940	[1]	84,757	[1]	88,087	[1]
Other income unallocated - gain on sale of premises and equipment	5,600	0	[1]	0	[1]	5,626	[1]
Discontinued operations (Note 3)		0	[1]	(4)	[1]	(681)	[1]
Net income attributable to Bladex stockholders		106,940	[1]	84,753	[1]	93,032	[1]
Total assets and contingencies (end of period balances):
Interest-earning assets		7,908,977	[1],[4],[5]	7,468,136	[1],[4],[5]	6,743,769	[1],[4],[5]
Other assets and contingencies		500,665	[1],[6]	482,117	[1],[6]	237,077	[1],[6]
Redeemable noncontrolling interest		0	[1]	(49,898)	[1]	(3,384)	[1]
Total interest-earning assets, other assets and contingencies		8,409,642	[1]	7,900,355	[1]	6,977,462	[1]
Commercial Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Interest income		201,908	[1]	192,979	[1]	183,365	[1]
Interest expense		(79,674)	[1]	(77,931)	[1]	(73,398)	[1]
Net interest income		122,234	[1]	115,048	[1]	109,967	[1]
Net other income		21,068	[1],[2]	15,338	[1],[2]	12,216	[1],[2]
Operating expenses		(42,508)	[1]	(40,945)	[1]	(38,322)	[1]
Net operating income		100,794	[1],[3]	89,441	[1],[3]	83,861	[1],[3]
Reversal of provision (provision) for loan and off-balance sheet credit losses		(8,522)	[1]	1,217	[1]	12,389	[1]
Recoveries, net of impairment of assets		7	[1]	108	[1]	0	[1]
Net income attributable to Bladex stockholders		92,279	[1]	90,766	[1]	96,250	[1]
Total assets and contingencies (end of period balances):
Interest-earning assets		6,677,734	[1],[4],[5]	6,141,630	[1],[4],[5]	5,708,456	[1],[4],[5]
Other assets and contingencies		500,665	[1],[6]	482,117	[1],[6]	237,077	[1],[6]
Total interest-earning assets, other assets and contingencies		7,178,399	[1]	6,623,747	[1]	5,945,533	[1]
Treasury Segment [Member]
Segment Reporting Information [Line Items]
Interest income		10,822	[1]	12,324	[1]	9,072	[1]
Interest expense		8,075	[1]	(4,280)	[1]	(14,062)	[1]
Net interest income		18,897	[1]	8,044	[1]	(4,990)	[1]
Net other income		6,483	[1],[2]	(4,877)	[1],[2]	14,612	[1],[2]
Operating expenses		(11,194)	[1]	(13,361)	[1]	(17,492)	[1]
Net operating income		14,186	[1],[3]	(10,194)	[1],[3]	(7,870)	[1],[3]
Net income - business segment		14,186	[1]	(10,194)	[1]	(7,870)	[1]
Net income (loss) attributable to the redeemable noncontrolling interest		(475)	[1]	(4,185)	[1]	293	[1]
Net income attributable to Bladex stockholders		14,661	[1]	(6,009)	[1]	(8,163)	[1]
Total assets and contingencies (end of period balances):
Interest-earning assets		1,231,243	[1],[5]	1,326,506	[1],[5]	1,035,313	[1],[5]
Redeemable noncontrolling interest		0	[1]	(49,898)	[1]	(3,384)	[1]
Total interest-earning assets, other assets and contingencies		$ 1,231,243	[1]	$ 1,276,608	[1]	$ 1,031,929	[1]

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.
[2]	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
[3]	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
[4]	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
[5]	Includes cash and due from banks, interest-bearing deposits with banks, securities available-for-sale and held-to-maturity, trading securities and the balance of investment funds.
[6]	Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.